Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include ChoiceOne Financial Services, Inc. (“ChoiceOne”), its wholly-owned subsidiaries, ChoiceOne Bank (the “Bank”) and 109 Technologies, LLC, and ChoiceOne Bank’s wholly-owned subsidiary, ChoiceOne Insurance Agencies, Inc. (the “Insurance Agency”). Intercompany transactions and balances have been eliminated in consolidation.

ChoiceOne owns all of the common securities of Community Shores Capital Trust I (the “Capital Trust”). Under U.S. generally accepted accounting principles (“GAAP”), the Capital Trust is not consolidated because it is a variable interest entity and ChoiceOne is not the primary beneficiary.

The accompanying unaudited consolidated financial statements and notes thereto reflect all adjustments ordinary in nature which are, in the opinion of management, necessary for a fair presentation of such financial statements.  Operating results for the six months ended June 30, 2024, are not necessarily indicative of the results that may be expected for the year ending December 31, 2024.

The accompanying consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes thereto included in ChoiceOne’s Annual Report on Form 10-K for the year ended December 31, 2023.

Use of Estimates
Use of Estimates

To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, ChoiceOne’s management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided. These estimates and assumptions are subject to many risks and uncertainties, and actual results may differ from these estimates. Estimates associated with the allowance for credit losses and the unrealized gains and losses on securities available for sale and held to maturity are particularly susceptible to change.

Goodwill
Goodwill

Goodwill results from business acquisitions and represents the excess of the purchase price over the fair value of the acquired tangible assets and liabilities and identifiable intangible assets. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exist that indicate that a goodwill impairment test should be performed.

Core Deposit Intangible
Core Deposit Intangible

Core deposit intangible represents the value of the acquired customer core deposit bases and is included as an asset on the consolidated balance sheets. The core deposit intangible has an estimated finite life, is amortized on an accelerated basis over a 120 month period and is subject to periodic impairment evaluation.

Stock Transactions
Stock Transactions

A total of 3,883 and 7,705 shares of common stock were issued to ChoiceOne’s Board of Directors for a cash price of $106,000 and $219,000 under the terms of the Directors’ Stock Purchase Plan in the second quarter and first half of 2024, respectively. A total of 2,506 and 4,906 shares for a cash price of $61,000 and $117,000 were issued under the Employee Stock Purchase Plan in the second quarter and first half of 2024, respectively.  ChoiceOne's common stock repurchase program announced in April 2021 and amended in 2022, authorizes repurchases of up to 375,388 shares, representing 5% of the total outstanding shares of common stock as of the date the program was adopted.  No shares were repurchased under this program in the second quarter of 2024.

Reclassifications	Reclassifications Certain amounts presented in prior periods have been reclassified to conform to the current presentation.
Allowance for Credit Losses ("ACL")
Allowance for Credit Losses (“ACL”)

The ACL is a valuation allowance for expected credit losses. The ACL is increased by the provision for credit losses and decreased by loans charged off less any recoveries of charged off loans. As ChoiceOne has had very limited loss experience since 2011, management elected to utilize benchmark peer loss history data to estimate historical loss rates.  ChoiceOne identified an appropriate peer group for each loan cohort which shared similar characteristics. Management estimates the ACL required based on the selected peer group loan loss experience, the nature and volume of the loan portfolio, information about specific borrower situations and estimated collateral values, a reasonable and supportable economic forecast, and other factors. Allocations of the ACL may be made for specific loans, but the entire ACL is available for any loan that, in management’s judgment, should be charged off. Loan losses are charged against the ACL when management believes that collection of a loan balance is not possible.

The ACL consists of general and specific components. The general component covers loans collectively evaluated for credit losses and is based on peer historical loss experience adjusted for current and forecasted factors. Management’s adjustment for current and forecasted factors is based on trends in delinquencies, trends in charge-offs and recoveries, trends in the volume of loans, changes in underwriting standards, trends in loan review findings, the experience and ability of lending staff, and a reasonable and supportable economic forecast described further below.

The discounted cash flow methodology is utilized for all loan pools.  This methodology is supported by our CECL software provider and allows management to calculate contractual life by factoring in all cash flows and adjusting them for behavioral and credit-related aspects.

Reasonable and supportable economic forecasts have to be incorporated in determining expected credit losses. The forecast period represents the time frame from the current period end through the point in time that we can reasonably forecast and support entity and environmental factors that are expected to impact the performance of our loan portfolio. Ideally, the economic forecast period would encompass the contractual terms of all loans; however, the ability to produce a forecast that is considered reasonable and supportable becomes more difficult or may not be possible in later periods. Subsequent to the end of the forecast period, we revert to historical loan data based on an ongoing evaluation of each economic forecast in relation to then current economic conditions as well as any developing loan loss activity and resulting historical data. As of June 30, 2024, we used a one-year reasonable and supportable economic forecast period, with a two year straight-line reversion period.

We are not required to develop and use our own economic forecast model, and we elected to utilize economic forecasts from third-party providers that analyze and develop forecasts of the economy for the entire United States at least quarterly.

Other inputs to the calculation are also updated or reviewed quarterly.  Prepayment speeds are updated on a one quarter lag based on the asset liability model from the previous quarter.  This model is performed at the loan level.  Curtailment is updated quarterly within the ACL model based on our peer group average.  The reversion period is reviewed by management quarterly with consideration of the current economic climate.

We are also required to consider expected credit losses associated with loan commitments over the contractual period in which we are exposed to credit risk on the underlying commitments unless the obligation is unconditionally cancellable by us. Any allowance for off-balance sheet credit exposures is reported as an other liability on our Consolidated Balance Sheet and is increased or decreased via the provision for credit losses account on our Consolidated Statement of Income. The calculation includes consideration of the likelihood that funding will occur and forecasted credit losses on commitments expected to be funded over their estimated lives. The allowance is calculated using the same aggregate reserve rates calculated for the funded portion of loans at the portfolio level applied to the amount of commitments expected to be funded.

Loans that do not share risk characteristics are evaluated on an individual basis and are excluded from the collective evaluation. ChoiceOne has determined that any loans which have been placed on non-performing status, loans with a risk rating of 6 or higher, and loans past due more than 60 days will be assessed individually for evaluation.  Management’s judgment will be used to determine if the loan should be migrated back to pool on an individual basis.  Individual analysis will establish a specific reserve for loans in scope. Specific reserves on non-performing loans are typically based on management’s best estimate of the fair value of collateral securing these loans, adjusted for selling costs as appropriate or based on the present value of the expected cash flows from that loan.

Securities
Securities

Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale because they might be sold before maturity. Debt securities classified as available for sale are carried at fair value, with unrealized holding gains and losses reported separately in the accumulated other comprehensive income or loss section of shareholders’ equity, net of tax effect. Restricted investments in Federal Reserve Bank stock and Federal Home Loan Bank stock are carried at cost. Equity securities consist of investments in preferred stock and investments in common stock of other financial institutions. Equity securities are reported at their fair value with changes in market value reported through current earnings.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized using the level-yield method without anticipating prepayments. Gains or losses on sales are recorded on the trade date based on the amortized cost of the security sold.

Securities Available for Sale ("AFS") – For securities AFS in an unrealized loss position, management determines whether they intend to sell or if it is more likely than not that ChoiceOne will be required to sell the security before recovery of the amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income with an allowance being established under CECL.  For securities AFS with unrealized losses not meeting these criteria, management evaluates whether any decline in fair value is due to credit loss factors.  In making this assessment, management considers any changes to the rating of the security by rating agencies and adverse conditions specifically related to the issuer of the security, among other factors.  If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security.  If the present value of the cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses (“ACL”) is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Changes in the ACL under ASC 326-30 are recorded as provisions for (or reversal of) credit loss expense.  Losses are charged against the allowance when the collectability of a security AFS is confirmed or when either of the criteria regarding intent or requirement to sell is met.  Any impairment that has not been recorded through an ACL is recognized in other comprehensive income, net of income taxes.  At June 30, 2024, there was no ACL related to securities AFS.  Accrued interest receivable on securities AFS was excluded from the estimate of credit losses.

Securities Held to Maturity ("HTM") – Since the adoption of CECL, ChoiceOne measures credit losses on securities HTM on a collective basis by major security type with each type sharing similar risk characteristics, and considers historical credit loss information that is adjusted for current conditions and reasonable and supportable forecasts. The ACL on HTM securities is a contra asset valuation account that is deducted from the carrying amount of securities HTM to present the net amount expected to be collected.  HTM securities are charged off against the ACL when deemed uncollectible. Adjustments to the ACL are reported in ChoiceOne’s Consolidated Statements of Income in the provision for credit losses.  Accrued interest receivable on securities HTM is excluded from the estimate of credit losses. With regard to US Treasury securities, these have an explicit government guarantee; therefore, no ACL is recorded for these securities.  With regard to obligations of states and political subdivisions and other HTM securities, management considers (1) issuer bond ratings, (2) historical loss rates for given bond ratings, (3) the financial condition of the issuer, and (4) whether issuers continue to make timely principal and interest payments under the contractual terms of the securities.  A discounted cash flow method will be used to determine the reserve required for any credit losses on HTM securities.  At June 30, 2024, the ACL related to securities HTM is insignificant.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

Improvements to Income Tax Disclosure

ASU 2023-09 enhances transparency by requiring consistent categorization, greater disaggregation, and detailed disclosure related to income taxes paid. These changes aim to help users of financial statements understand factors contributing to differences between effective and statutory tax rates. The disclosure is effective for annual reporting periods beginning after December 15, 2024.